UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09347

Columbia Funds Master Investment Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/07

Date of reporting period:	12/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Marsico Growth Master Portfolio

		Shares	Value ($)*
Common Stocks – 96.5%
CONSUMER DISCRETIONARY – 25.9%
Automobiles – 3.2%
	Toyota Motor Corp., ADR	1,258,014	168,963,860
Automobiles Total			168,963,860
Hotels, Restaurants & Leisure – 10.7%
	Four Seasons Hotels, Inc.	208,909	17,128,449
	Las Vegas Sands Corp. (a)	1,632,212	146,050,330
	MGM Mirage (a)	2,257,768	129,482,995
	Starbucks Corp. (a)	2,103,923	74,520,953
	Station Casinos, Inc.	591,273	48,289,266
	Wynn Resorts Ltd.	763,505	71,654,944
	Yum! Brands, Inc.	1,418,607	83,414,091
Hotels, Restaurants & Leisure Total			570,541,028
Household Durables – 1.7%
	KB Home	916,011	46,973,044
	Lennar Corp., Class A	806,033	42,284,491
Household Durables Total			89,257,535
Media – 4.2%
	Comcast Corp., Class A (a)	5,231,702	221,457,946
Media Total			221,457,946
Multiline Retail – 3.7%
	Federated Department Stores, Inc.	2,071,045	78,968,946
	Nordstrom, Inc.	517,219	25,519,586
	Target Corp.	1,665,542	95,019,171
Multiline Retail Total			199,507,703
Specialty Retail – 2.4%
	Lowe’s Companies, Inc.	4,133,627	128,762,481
Specialty Retail Total			128,762,481
CONSUMER DISCRETIONARY TOTAL			1,378,490,553
CONSUMER STAPLES – 5.8%
Beverages – 1.8%
	Heineken NV, ADR	3,077,534	72,629,802
	PepsiCo, Inc.	348,414	21,793,296
Beverages Total			94,423,098

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 4.0%
	Procter & Gamble Co.	3,310,283	212,751,888
Household Products Total			212,751,888
CONSUMER STAPLES TOTAL			307,174,986
ENERGY – 2.1%
Energy Equipment & Services – 2.1%
	Schlumberger Ltd.	1,791,800	113,170,088
Energy Equipment & Services Total			113,170,088
ENERGY TOTAL			113,170,088
FINANCIALS – 20.2%
Capital Markets – 11.7%
	Goldman Sachs Group, Inc.	1,499,591	298,943,466
	Lehman Brothers Holdings, Inc.	2,140,263	167,197,346
	UBS AG, Registered Shares	2,610,416	157,486,397
Capital Markets Total			623,627,209
Commercial Banks – 5.4%
	China Merchants Bank Co., Ltd., Class H (a)	5,091,500	10,754,341
	Industrial & Commercial Bank of China, Class H (a)	217,584,000	135,287,047
	Wells Fargo & Co.	3,921,535	139,449,785
Commercial Banks Total			285,491,173
Diversified Financial Services – 1.9%
	Citigroup, Inc.	1,789,936	99,699,435
Diversified Financial Services Total			99,699,435
Real Estate Investment Trusts (REITs) – 0.3%
	KKR Financial Corp.	640,496	17,158,888
Real Estate Investment Trusts (REITs) Total			17,158,888
Real Estate Management & Development – 0.9%
	CB Richard Ellis Group, Inc., Class A	451,193	14,979,607
	St. Joe Co.	584,349	31,303,576
Real Estate Management & Development Total			46,283,183
FINANCIALS TOTAL			1,072,259,888
HEALTH CARE – 14.0%
Biotechnology – 6.6%
	Amylin Pharmaceuticals, Inc. (a)	1,597,073	57,606,423
	Genentech, Inc. (a)	2,777,392	225,329,813
	Genzyme Corp. (a)	1,125,660	69,318,143
Biotechnology Total			352,254,379

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 7.4%
	UnitedHealth Group, Inc.	7,262,100	390,192,633
Health Care Providers & Services Total			390,192,633
HEALTH CARE TOTAL			742,447,012
INDUSTRIALS – 18.1%
Aerospace & Defense – 9.8%
	Boeing Co.	1,128,075	100,218,183
	General Dynamics Corp.	2,027,877	150,772,655
	Lockheed Martin Corp.	1,659,412	152,782,063
	United Technologies Corp.	1,904,433	119,065,151
Aerospace & Defense Total			522,838,052
Air Freight & Logistics – 2.7%
	FedEx Corp.	1,309,872	142,278,296
Air Freight & Logistics Total			142,278,296
Road & Rail – 5.6%
	Burlington Northern Santa Fe Corp.	2,409,540	177,848,147
	Union Pacific Corp.	1,275,372	117,359,732
Road & Rail Total			295,207,879
INDUSTRIALS TOTAL			960,324,227
INFORMATION TECHNOLOGY – 3.2%
Communications Equipment – 2.3%
	Cisco Systems, Inc. (a)	4,481,336	122,474,913
Communications Equipment Total			122,474,913
Semiconductors & Semiconductor Equipment – 0.9%
	Intel Corp.	2,314,025	46,859,006
Semiconductors & Semiconductor Equipment Total			46,859,006
INFORMATION TECHNOLOGY TOTAL			169,333,919
MATERIALS – 3.4%
Chemicals – 3.4%
	Monsanto Co.	2,508,339	131,763,048
	Praxair, Inc.	815,410	48,378,275
Chemicals Total			180,141,323
MATERIALS TOTAL			180,141,323
TELECOMMUNICATION SERVICES – 3.3%
Wireless Telecommunication Services – 3.3%
	America Movil SA de CV, ADR, Series L	1,652,816	74,740,339

3

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	China Mobile Ltd.	11,742,925	101,725,187
Wireless Telecommunication Services Total			176,465,526
TELECOMMUNICATION SERVICES TOTAL			176,465,526
UTILITIES – 0.5%
Independent Power Producers & Energy Traders – 0.5%
	NRG Energy, Inc. (a)	451,056	25,263,647
Independent Power Producers & Energy Traders Total			25,263,647
UTILITIES TOTAL			25,263,647

	Total Common Stocks (cost of $4,217,169,481)		5,125,071,169

		Par ($)
Convertible Bond – 1.5%
CONSUMER CYCLICAL – 1.5%
Lodging – 1.5%
	Wynn Resorts, Ltd.
	6.000% 07/15/15	20,000,000	81,850,000
Lodging Total			81,850,000
CONSUMER CYCLICAL TOTAL			81,850,000

	Total Convertible Bond (cost of $19,687,679)		81,850,000
Short-Term Obligation – 2.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by U.S Government Agency Obligations with various maturities to 10/18/21, market value of $108,811,106 (repurchase proceeds $106,737,754)	106,676,000	106,676,000

	Total Short-Term Obligation (cost of $106,676,000)		106,676,000

4

Total Investments – 100.0% (cost of $4,343,533,160)(b)(c)	5,313,597,169

Other Assets & Liabilities, Net – 0.0%	(105,754)

Net Assets – 100.0%	5,313,491,415

Notes to Investment Portfolio:

*		Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional—size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the–counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)		Non-income producing security.

(b)		Cost for federal income tax purposes is $4,343,533,160.

(c)		Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,044,924,808	$(74,860,799)	$970,064,009

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Large Cap Core Master Portfolio

		Shares	Value ($)*
Common Stocks – 99.3%
CONSUMER DISCRETIONARY – 10.9%
Hotels, Restaurants & Leisure – 2.0%
	McDonald’s Corp.	455,055	20,172,588
	Starwood Hotels & Resorts Worldwide, Inc.	211,990	13,249,375
Hotels, Restaurants & Leisure Total			33,421,963
Leisure Equipment & Products – 0.4%
	Mattel, Inc.	301,600	6,834,256
Leisure Equipment & Products Total			6,834,256
Media – 4.3%
	CBS Corp., Class B	348,840	10,876,831
	EchoStar Communications Corp., Class A (a)	123,380	4,692,141
	McGraw-Hill Companies, Inc.	64,150	4,363,483
	News Corp., Class A	1,153,480	24,776,751
	Time Warner, Inc.	1,315,290	28,647,016
Media Total			73,356,222
Multiline Retail – 2.5%
	Federated Department Stores, Inc.	514,438	19,615,521
	Kohl’s Corp. (a)	233,250	15,961,297
	Target Corp.	115,050	6,563,603
Multiline Retail Total			42,140,421
Specialty Retail – 1.2%
	Best Buy Co., Inc.	233,170	11,469,632
	TJX Companies, Inc.	334,580	9,542,222
Specialty Retail Total			21,011,854
Textiles, Apparel & Luxury Goods – 0.5%
	Coach, Inc. (a)	184,730	7,936,001
Textiles, Apparel & Luxury Goods Total			7,936,001
CONSUMER DISCRETIONARY TOTAL			184,700,717
CONSUMER STAPLES – 8.7%
Beverages – 3.9%
	Coca-Cola Co.	599,642	28,932,726
	Diageo PLC, ADR	168,370	13,353,425
	PepsiCo, Inc.	362,755	22,690,325
Beverages Total			64,976,476
Household Products – 2.7%
	Colgate-Palmolive Co.	511,870	33,394,399
	Kimberly-Clark Corp.	186,490	12,671,995
Household Products Total			46,066,394

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 0.7%
	Avon Products, Inc.	373,070	12,326,233
Personal Products Total			12,326,233
Tobacco – 1.4%
	Altria Group, Inc.	274,817	23,584,795
Tobacco Total			23,584,795
CONSUMER STAPLES TOTAL			146,953,898
ENERGY – 9.3%
Energy Equipment & Services – 2.1%
	Halliburton Co.	403,888	12,540,723
	Noble Corp.	140,900	10,729,535
	Schlumberger Ltd.	75,996	4,799,907
	Tidewater, Inc. (b)	165,140	7,986,170
Energy Equipment & Services Total			36,056,335
Oil, Gas & Consumable Fuels – 7.2%
	Chevron Corp.	293,210	21,559,731
	ConocoPhillips	829,290	59,667,415
	Devon Energy Corp.	152,460	10,227,017
	EOG Resources, Inc.	48,510	3,029,450
	Hess Corp.	177,070	8,777,360
	Peabody Energy Corp.	168,720	6,817,975
	Valero Energy Corp.	78,240	4,002,758
	XTO Energy, Inc.	154,576	7,272,801
Oil, Gas & Consumable Fuels Total			121,354,507
ENERGY TOTAL			157,410,842
FINANCIALS – 22.5%
Capital Markets – 4.0%
	A.G. Edwards, Inc.	219,660	13,902,281
	Affiliated Managers Group, Inc. (a)(b)	56,180	5,906,203
	Lazard Ltd., Class A	191,131	9,048,142
	Lehman Brothers Holdings, Inc.	67,950	5,308,254
	Merrill Lynch & Co., Inc.	230,248	21,436,089
	State Street Corp.	166,520	11,230,109
Capital Markets Total			66,831,078
Commercial Banks – 4.1%
	Cullen/Frost Bankers, Inc.	76,470	4,268,555
	PNC Financial Services Group, Inc.	291,465	21,580,069
	U.S. Bancorp	965,760	34,950,854
	Wachovia Corp.	150,105	8,548,480
Commercial Banks Total			69,347,958

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 1.0%
	American Express Co.	280,730	17,031,889
Consumer Finance Total			17,031,889
Diversified Financial Services – 7.2%
	CIT Group, Inc.	216,065	12,049,945
	Citigroup, Inc.	829,270	46,190,339
	JPMorgan Chase & Co.	1,130,860	54,620,538
	Nasdaq Stock Market, Inc. (a)	248,514	7,651,746
Diversified Financial Services Total			120,512,568
Insurance – 4.8%
	ACE Ltd.	276,850	16,768,805
	Axis Capital Holdings Ltd.	245,710	8,199,343
	Hartford Financial Services Group, Inc.	255,690	23,858,434
	MetLife, Inc.	143,614	8,474,662
	Prudential Financial, Inc. (b)	156,740	13,457,696
	UnumProvident Corp. (b)	509,385	10,585,020
Insurance Total			81,343,960
Thrifts & Mortgage Finance – 1.4%
	Fannie Mae	317,010	18,827,224
	PMI Group, Inc.	114,380	5,395,305
Thrifts & Mortgage Finance Total			24,222,529
FINANCIALS TOTAL			379,289,982
HEALTH CARE – 12.0%
Biotechnology – 2.0%
	Amgen, Inc. (a)	183,628	12,543,629
	Amylin Pharmaceuticals, Inc. (a)(b)	161,035	5,808,532
	Genentech, Inc. (a)	95,250	7,727,633
	Vertex Pharmaceuticals, Inc. (a)	223,660	8,369,357
Biotechnology Total			34,449,151
Health Care Providers & Services – 3.2%
	Caremark Rx, Inc.	170,580	9,741,824
	CIGNA Corp.	131,575	17,311,323
	Coventry Health Care, Inc. (a)	187,390	9,378,869
	Laboratory Corp. of America Holdings (a)	119,111	8,751,085
	Manor Care, Inc. (b)	196,605	9,224,707
Health Care Providers & Services Total			54,407,808
Life Sciences Tools & Services – 0.4%
	Waters Corp. (a)	147,463	7,221,263
Life Sciences Tools & Services Total			7,221,263
Pharmaceuticals – 6.4%
	Abbott Laboratories	432,910	21,087,046

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	AstraZeneca PLC, ADR	164,540	8,811,117
	Johnson & Johnson	591,415	39,045,218
	Novartis AG, ADR	134,402	7,720,051
	Pfizer, Inc.	1,179,004	30,536,204
Pharmaceuticals Total			107,199,636
HEALTH CARE TOTAL			203,277,858
INDUSTRIALS – 11.0%
Aerospace & Defense – 4.2%
	General Dynamics Corp. (c)	172,140	12,798,609
	Honeywell International, Inc.	313,330	14,175,049
	Precision Castparts Corp.	196,390	15,373,409
	United Technologies Corp.	441,770	27,619,461
Aerospace & Defense Total			69,966,528
Commercial Services & Supplies – 3.0%
	Dun & Bradstreet Corp. (a)	107,170	8,872,604
	Equifax, Inc.	324,700	13,182,820
	Monster Worldwide, Inc. (a)	101,800	4,747,952
	Waste Management, Inc.	659,870	24,263,420
Commercial Services & Supplies Total			51,066,796
Electrical Equipment – 0.5%
	Emerson Electric Co.	191,360	8,437,062
Electrical Equipment Total			8,437,062
Industrial Conglomerates – 2.2%
	General Electric Co.	1,014,300	37,742,103
Industrial Conglomerates Total			37,742,103
Machinery – 0.4%
	Danaher Corp.	91,890	6,656,512
Machinery Total			6,656,512
Road & Rail – 0.7%
	Burlington Northern Santa Fe Corp.	158,855	11,725,087
Road & Rail Total			11,725,087
INDUSTRIALS TOTAL			185,594,088
INFORMATION TECHNOLOGY – 15.4%
Communications Equipment – 3.4%
	Cisco Systems, Inc. (a)	1,382,145	37,774,023
	Motorola, Inc.	583,510	11,996,965
	Nokia Oyj, ADR	413,480	8,401,914
Communications Equipment Total			58,172,902

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – 4.9%
	Apple Computer, Inc. (a)	125,750	10,668,630
	Hewlett-Packard Co.	761,460	31,364,538
	International Business Machines Corp.	357,300	34,711,695
	QLogic Corp. (a)	303,700	6,657,104
Computers & Peripherals Total			83,401,967
Internet Software & Services – 0.5%
	Akamai Technologies, Inc. (a)(b)	163,460	8,682,995
Internet Software & Services Total			8,682,995
Semiconductors & Semiconductor Equipment – 3.0%
	ASML Holding N.V., N.Y. Registered Shares (a)(b)	444,240	10,941,631
	Lam Research Corp. (a)	230,700	11,678,034
	MEMC Electronic Materials, Inc. (a)	207,150	8,107,851
	NVIDIA Corp. (a)	250,418	9,267,970
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (b)	923,174	10,090,292
Semiconductors & Semiconductor Equipment Total			50,085,778
Software – 3.6%
	Intuit, Inc. (a)	278,010	8,482,085
	Microsoft Corp.	1,444,430	43,130,680
	SAP AG, ADR	160,900	8,543,790
Software Total			60,156,555
INFORMATION TECHNOLOGY TOTAL			260,500,197
MATERIALS – 2.7%
Chemicals – 1.5%
	Dow Chemical Co.	225,470	9,005,272
	Praxair, Inc.	295,416	17,527,031
Chemicals Total			26,532,303
Construction Materials – 0.6%
	Vulcan Materials Co.	109,510	9,841,664
Construction Materials Total			9,841,664
Containers & Packaging – 0.3%
	Packaging Corp. of America	218,320	4,824,872
Containers & Packaging Total			4,824,872

5

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 0.3%
	Freeport-McMoRan Copper & Gold, Inc., Class B (b)	82,160	4,578,777
Metals & Mining Total			4,578,777
MATERIALS TOTAL			45,777,616
TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 2.7%
	AT&T, Inc.	367,180	13,126,685
	Citizens Communications Co.	645,674	9,278,335
	Time Warner Telecom, Inc., Class A (a)	208,689	4,159,172
	Verizon Communications, Inc.	537,640	20,021,714
Diversified Telecommunication Services Total			46,585,906
Wireless Telecommunication Services – 0.5%
	Sprint Nextel Corp.	412,653	7,795,015
Wireless Telecommunication Services Total			7,795,015
TELECOMMUNICATION SERVICES TOTAL			54,380,921
UTILITIES – 3.6%
Electric Utilities – 2.1%
	Edison International	338,840	15,410,443
	Entergy Corp.	162,669	15,017,602
	FPL Group, Inc.	77,330	4,208,299
Electric Utilities Total			34,636,344
Multi-Utilities – 1.5%
	PG&E Corp.	379,735	17,972,857
	Public Service Enterprise Group, Inc.	107,710	7,149,790
Multi-Utilities Total			25,122,647
UTILITIES TOTAL			59,758,991

	Total Common Stocks (cost of $1,446,047,846)		1,677,645,110
Securities Lending Collateral – 3.3%
	State Street Navigator Securities Lending Prime Portfolio (d)	55,961,890	55,961,890

	Total Securities Lending Collateral (cost of $55,961,890)		55,961,890

6

		Par ($)	Value ($)
Short-Term Obligation – 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by a U.S. Government Agency Obligation maturing 07/18/11, market value of $10,072,350 (repurchase proceeds $9,876,714)	9,871,000	9,871,000

	Total Short-Term Obligation (cost of $9,871,000)		9,871,000

	Total Investments – 103.2% (cost of $1,511,880,736)(e)(f)		1,743,478,000

	Other Assets & Liabilities, Net – (3.2)%		(54,855,447)

	Net Assets – 100.0%		1,688,622,553

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at December 31, 2006. The total market value of securities on loan at December 31, 2006 is $54,537,373.

(c)	Security pledged as collateral for written option contracts.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $1,511,880,736.

(f)	Unrealized appreciation and depreciation at December 31, 2066 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$244,614,834	$(13,017,570)	$231,597,264

7

At December 31, 2006, the Fund held the following written call options:

	Strike	Number of
Name of Issuer	Price	Contracts	Expiration Date	Premium	Value

A.G. Edwards, Inc.	$60	700	01/20/07	$89,397	$266,000
Best Buy Co., Inc.	60	750	01/20/07	98,997	3,750
Lam Research Corp.	65	700	01/20/07	31,149	3,500
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12.50	1,040	01/20/07	7,280	5,200
					$278,450

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Marsico Focused Equities Master Portfolio

		Shares	Value ($)*
Common Stocks – 96.8%
CONSUMER DISCRETIONARY – 30.1%
Automobiles – 5.1%
	Toyota Motor Corp., ADR	1,708,820	229,511,614
Automobiles Total			229,511,614
Hotels, Restaurants & Leisure – 13.9%
	Four Seasons Hotels, Inc.	740,564	60,718,842
	Las Vegas Sands Corp. (a)	1,906,850	170,624,938
	MGM Mirage (a)	2,736,206	156,921,414
	Starbucks Corp. (a)	2,905,438	102,910,614
	Wynn Resorts Ltd.	1,497,003	140,493,732
Hotels, Restaurants & Leisure Total			631,669,540
Household Durables – 1.9%
	Lennar Corp., Class A	1,633,073	85,671,010
Household Durables Total			85,671,010
Media – 4.3%
	Comcast Corp., Class A (a)	4,566,486	193,299,352
Media Total			193,299,352
Multiline Retail – 1.7%
	Target Corp.	1,387,459	79,154,536
Multiline Retail Total			79,154,536
Specialty Retail – 3.2%
	Lowe’s Companies, Inc.	4,700,051	146,406,589
Specialty Retail Total			146,406,589
CONSUMER DISCRETIONARY TOTAL			1,365,712,641
CONSUMER STAPLES – 6.7%
Beverages – 2.6%
	PepsiCo, Inc.	1,891,012	118,282,801
Beverages Total			118,282,801
Household Products – 4.1%
	Procter & Gamble Co.	2,876,387	184,865,392
Household Products Total			184,865,392
CONSUMER STAPLES TOTAL			303,148,193
ENERGY – 2.4%
Energy Equipment & Services – 2.4%
	Schlumberger Ltd.	1,726,299	109,033,045
Energy Equipment & Services Total			109,033,045
ENERGY TOTAL			109,033,045
FINANCIALS – 22.0%
Capital Markets – 12.0%
	Goldman Sachs Group, Inc.	1,303,283	259,809,466

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	Lehman Brothers Holdings, Inc.	1,880,487	146,903,645
	UBS AG, Registered Shares	2,234,019	134,778,366
Capital Markets Total			541,491,477
Commercial Banks – 6.8%
	Industrial & Commercial Bank of China, Class H (a)	296,875,000	184,587,755
	Wells Fargo & Co.	3,438,905	122,287,462
Commercial Banks Total			306,875,217
Diversified Financial Services – 1.8%
	Citigroup, Inc.	1,492,386	83,125,900
Diversified Financial Services Total			83,125,900
Real Estate Investment Trusts (REITs) – 1.4%
	ProLogis	1,054,274	64,068,231
Real Estate Investment Trusts (REITs) Total			64,068,231
FINANCIALS TOTAL			995,560,825
HEALTH CARE – 14.5%
Biotechnology – 6.5%
	Genentech, Inc. (a)	2,771,627	224,862,099
	Genzyme Corp. (a)	1,138,392	70,102,179
Biotechnology Total			294,964,278
Health Care Providers & Services – 8.0%
	UnitedHealth Group, Inc.	6,771,223	363,817,812
Health Care Providers & Services Total			363,817,812
HEALTH CARE TOTAL			658,782,090
INDUSTRIALS – 14.4%
Aerospace & Defense – 5.3%
	General Dynamics Corp.	942,669	70,087,440
	Lockheed Martin Corp.	1,448,797	133,390,740
	United Technologies Corp.	571,475	35,728,617
Aerospace & Defense Total			239,206,797
Air Freight & Logistics – 3.8%
	FedEx Corp.	1,578,411	171,447,003
Air Freight & Logistics Total			171,447,003
Road & Rail – 5.3%
	Burlington Northern Santa Fe Corp.	1,896,259	139,962,877

2

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
	Union Pacific Corp.	1,094,035	100,673,100
Road & Rail Total			240,635,977
INDUSTRIALS TOTAL			651,289,777
INFORMATION TECHNOLOGY – 3.4%
Communications Equipment – 3.4%
	Cisco Systems, Inc. (a)	5,720,410	156,338,805
Communications Equipment Total			156,338,805
INFORMATION TECHNOLOGY TOTAL			156,338,805
MATERIALS – 3.3%
Chemicals – 3.3%
	Monsanto Co.	2,872,437	150,889,116
Chemicals Total			150,889,116
MATERIALS TOTAL			150,889,116

	Total Common Stocks (cost of $3,243,664,528)		4,390,754,492

		Par ($)
Short-Term Obligation – 3.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by U.S. Government Obligations with various maturities to 05/12/20, market value of $159,327,088 (repurchase proceeds $156,293,424)	156,203,000	156,203,000

	Total Short-Term Obligation (cost of $156,203,000)		156,203,000

3

Total Investments – 100.2% (cost of $3,399,867,528)(b)(c)	4,546,957,492

Other Assets & Liabilities, Net – (0.2)%	(10,990,542)

Net Assets – 100.0%	4,535,966,950

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $3,399,867,528.

(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$1,168,853,999	$(21,764,035)	$1,147,089,964

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Small Cap Growth Master Portfolio II

		Shares	Value ($)*
Common Stocks – 95.4%
CONSUMER DISCRETIONARY – 16.0%
Diversified Consumer Services – 3.0%
	Sotheby’s	153,884	4,773,482
	Steiner Leisure Ltd. (a)	158,241	7,199,965
	Strayer Education, Inc.	57,214	6,067,545
Diversified Consumer Services Total			18,040,992
Hotels, Restaurants & Leisure – 3.7%
	Applebee’s International, Inc.	121,740	3,003,326
	Buffalo Wild Wings, Inc. (a)	41,760	2,221,632
	California Pizza Kitchen, Inc. (a)	102,424	3,411,743
	Pinnacle Entertainment, Inc. (a)	136,836	4,534,745
	Ruth’s Chris Steak House (a)	167,562	3,063,033
	Scientific Games Corp., Class A (a)	100,620	3,041,743
	WMS Industries, Inc. (a)	77,170	2,690,146
Hotels, Restaurants & Leisure Total			21,966,368
Household Durables – 2.3%
	Interface, Inc., Class A (a)	438,583	6,236,650
	Tempur-Pedic International, Inc. (a)	368,855	7,546,774
Household Durables Total			13,783,424
Internet & Catalog Retail – 1.1%
	Nutri/System, Inc. (a)	60,892	3,859,944
	Priceline.com, Inc. (a)	66,170	2,885,674
Internet & Catalog Retail Total			6,745,618
Media – 0.5%
	Focus Media Holding Ltd., ADR (a)	44,720	2,968,961
Media Total			2,968,961
Specialty Retail – 4.5%
	Aeropostale, Inc. (a)	264,350	8,160,485
	DSW, Inc., Class A (a)	104,890	4,045,607
	Gymboree Corp. (a)	72,950	2,783,772
	Hibbett Sporting Goods, Inc. (a)	56,590	1,727,693
	Pacific Sunwear of California, Inc. (a)	105,330	2,062,361
	Tween Brands, Inc. (a)	92,586	3,696,959
	Zumiez, Inc. (a)	144,610	4,271,779
Specialty Retail Total			26,748,656

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.9%
	Carter’s, Inc. (a)	212,843	5,427,496
Textiles, Apparel & Luxury Goods Total			5,427,496
CONSUMER DISCRETIONARY TOTAL			95,681,515
CONSUMER STAPLES – 0.6%
Food Products – 0.6%
	Corn Products International, Inc.	110,120	3,803,545
Food Products Total			3,803,545
CONSUMER STAPLES TOTAL			3,803,545

		Par ($)
ENERGY – 6.6%
Energy Equipment & Services – 2.4%
	Dril-Quip, Inc. (a)	97,540	3,819,667
	Superior Energy Services, Inc. (a)	86,093	2,813,519
	Tetra Technologies, Inc. (a)	72,885	1,864,398
	Todco (a)	80,452	2,749,045
	Universal Compression Holdings, Inc. (a)	42,840	2,660,792
Energy Equipment & Services Total			13,907,421
Oil, Gas & Consumable Fuels – 4.2%
	Arena Resources, Inc. (a)	120,450	5,144,420
	Berry Petroleum Co., Class A	171,650	5,322,866
	Carrizo Oil & Gas, Inc. (a)	164,890	4,785,108
	Delta Petroleum Corp. (a)	93,940	2,175,650
	World Fuel Services Corp.	174,470	7,756,936
Oil, Gas & Consumable Fuels Total			25,184,980
ENERGY TOTAL			39,092,401
FINANCIALS – 9.3%
Capital Markets – 1.8%
	Affiliated Managers Group, Inc. (a)	32,564	3,423,453
	Waddell & Reed Financial, Inc., Class A	260,110	7,116,610
Capital Markets Total			10,540,063
Commercial Banks – 2.1%
	First Midwest Bancorp, Inc.	46,100	1,783,148
	First State Bancorporation	77,828	1,926,243
	Hancock Holding Co.	64,290	3,397,084
	Sterling Bancshares, Inc.	269,165	3,504,528
	Sterling Financial Corp.	52,040	1,759,472
Commercial Banks Total			12,370,475

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 1.4%
	Advanta Corp., Class B	82,750	3,610,382
	First Cash Financial Services, Inc. (a)	184,640	4,776,637
Consumer Finance Total			8,387,019
Diversified Financial Services – 0.5%
	International Securities Exchange Holdings, Inc.	62,554	2,926,902
Diversified Financial Services Total			2,926,902
Insurance – 0.6%
	ProAssurance Corp. (a)	72,247	3,606,570
Insurance Total			3,606,570
Real Estate Investment Trusts (REITs) – 2.3%
	Alexandria Real Estate Equities, Inc.	47,315	4,750,426
	Home Properties, Inc.	77,113	4,570,488
	Washington Real Estate Investment Trust	119,190	4,767,600
Real Estate Investment Trusts (REITs) Total			14,088,514
Real Estate Management & Development – 0.6%
	Jones Lang LaSalle, Inc.	41,940	3,865,610
Real Estate Management & Development Total			3,865,610
FINANCIALS TOTAL			55,785,153
HEALTH CARE – 19.1%
Biotechnology – 4.8%
	Alkermes, Inc. (a)	124,810	1,668,710
	BioMarin Pharmaceuticals, Inc. (a)	87,760	1,438,386
	Digene Corp. (a)	237,640	11,387,709
	Isis Pharmaceuticals, Inc. (a)	263,618	2,931,432
	Medarex, Inc. (a)	101,955	1,507,914
	Metabolix, Inc. (a)	60,158	1,139,393
	Onyx Pharmaceuticals, Inc. (a)	148,930	1,575,679
	OSI Pharmaceuticals, Inc. (a)	60,810	2,127,134
	Regeneron Pharmaceuticals, Inc. (a)	105,950	2,126,417
	Theravance, Inc. (a)	86,550	2,673,529
Biotechnology Total			28,576,303
Health Care Equipment & Supplies – 5.1%
	DJO, Inc. (a)	70,880	3,035,082
	Haemonetics Corp. (a)	75,061	3,379,246
	Hologic, Inc. (a)	124,897	5,905,130
	Lifecell Corp. (a)	88,780	2,143,149
	Mentor Corp.	110,435	5,396,959
	Meridian Bioscience, Inc.	182,539	4,477,682
	Neurometrix, Inc. (a)	146,240	2,180,438

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	West Pharmaceutical Services, Inc.	79,222	4,058,543
Health Care Equipment & Supplies Total			30,576,229
Health Care Providers & Services – 3.7%
	AMN Healthcare Services, Inc. (a)	183,720	5,059,649
	Option Care, Inc.	67,640	963,870
	Pediatrix Medical Group, Inc. (a)	171,614	8,391,925
	Psychiatric Solutions, Inc. (a)	195,603	7,339,024
Health Care Providers & Services Total			21,754,468
Health Care Technology – 0.2%
	Allscripts Healthcare Solutions, Inc. (a)	51,330	1,385,397
Health Care Technology Total			1,385,397
Life Sciences Tools & Services – 5.0%
	Dionex Corp. (a)	102,160	5,793,494
	Exelixis, Inc. (a)	179,620	1,616,580
	ICON PLC, ADR (a)	100,190	3,777,163
	Illumina, Inc. (a)	205,152	8,064,525
	Nektar Therapeutics (a)	309,812	4,712,240
	Varian, Inc. (a)	60,200	2,696,358
	Ventana Medical Systems, Inc. (a)	76,999	3,313,267
Life Sciences Tools & Services Total			29,973,627
Pharmaceuticals – 0.3%
	Hi-Tech Pharmacal Co., Inc. (a)	166,776	2,029,664
Pharmaceuticals Total			2,029,664
HEALTH CARE TOTAL			114,295,688
INDUSTRIALS – 13.1%
Aerospace & Defense – 1.3%
	BE Aerospace, Inc. (a)	111,857	2,872,488
	Teledyne Technologies, Inc. (a)	123,430	4,953,246
Aerospace & Defense Total			7,825,734
Air Freight & Logistics – 1.4%
	EGL, Inc. (a)	96,341	2,869,035
	HUB Group, Inc., Class A (a)	65,700	1,810,035
	UTI Worldwide, Inc.	112,520	3,364,348
Air Freight & Logistics Total			8,043,418
Airlines – 1.5%
	Copa Holdings SA, Class A	191,452	8,914,005
Airlines Total			8,914,005
Commercial Services & Supplies – 3.5%
	Fuel Tech, Inc. (a)	111,670	2,751,549

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	IHS, Inc., Class A (a)	85,980	3,394,491
	Kenexa Corp. (a)	145,911	4,853,000
	Mobile Mini, Inc. (a)	161,213	4,343,078
	Waste Connections, Inc. (a)	135,915	5,647,268
Commercial Services & Supplies Total			20,989,386
Construction & Engineering – 0.9%
	Quanta Services, Inc. (a)	277,740	5,463,146
Construction & Engineering Total			5,463,146
Electrical Equipment – 1.7%
	General Cable Corp. (a)	80,912	3,536,664
	Genlyte Group, Inc. (a)	44,776	3,497,453
	Superior Essex, Inc. (a)	88,770	2,951,602
Electrical Equipment Total			9,985,719
Machinery – 1.3%
	Valmont Industries, Inc.	59,190	3,284,453
	Wabtec Corp.	151,561	4,604,423
Machinery Total			7,888,876
Marine – 1.0%
	American Commercial Lines, Inc. (a)	27,236	1,784,230
	Kirby Corp. (a)	117,700	4,017,101
Marine Total			5,801,331
Road & Rail – 0.5%
	Dollar Thrifty Automotive Group, Inc. (a)	67,940	3,098,743
Road & Rail Total			3,098,743
INDUSTRIALS TOTAL			78,010,358
INFORMATION TECHNOLOGY – 26.5%
Communications Equipment – 3.8%
	AudioCodes Ltd. (a)	392,749	3,680,058
	CommScope, Inc. (a)	49,274	1,501,872
	Foundry Networks, Inc. (a)	264,940	3,968,801
	NICE Systems Ltd., ADR (a)	234,665	7,222,989
	Polycom, Inc. (a)	197,020	6,089,888
Communications Equipment Total			22,463,608
Computers & Peripherals – 1.4%
	Komag, Inc. (a)	130,470	4,942,204
	Stratasys, Inc. (a)	112,547	3,535,101
Computers & Peripherals Total			8,477,305
Electronic Equipment & Instruments – 3.3%
	Daktronics, Inc.	80,280	2,958,318
	FLIR Systems, Inc. (a)	292,940	9,324,280

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
Global Imaging Systems, Inc. (a)	154,626	3,394,041
L-1 Identity Solutions, Inc. (a)	255,370	3,863,748
Electronic Equipment & Instruments Total		19,540,387
Internet Software & Services – 3.4%
aQuantive, Inc. (a)	240,524	5,931,322
CNET Networks, Inc. (a)	173,990	1,581,569
Equinix, Inc. (a)	29,642	2,241,528
Perficient, Inc. (a)	96,040	1,576,016
Sohu.com, Inc. (a)	175,690	4,216,560
ValueClick, Inc. (a)	210,716	4,979,219
Internet Software & Services Total		20,526,214
IT Services – 2.1%
CACI International, Inc., Class A (a)	97,190	5,491,235
Euronet Worldwide, Inc. (a)	116,725	3,465,565
MPS Group, Inc. (a)	261,120	3,702,682
IT Services Total		12,659,482
Semiconductors & Semiconductor Equipment – 4.9%
Atheros Communications, Inc. (a)	363,665	7,753,338
Cymer, Inc. (a)	114,425	5,028,979
FEI Co. (a)	116,922	3,083,233
FormFactor, Inc. (a)	84,638	3,152,765
SiRF Technology Holdings, Inc. (a)	59,987	1,530,868
Tessera Technologies, Inc. (a)	216,279	8,724,695
Semiconductors & Semiconductor Equipment Total		29,273,878
Software – 7.6%
ANSYS, Inc. (a)	124,947	5,433,945
Aspen Technology, Inc. (a)	260,780	2,873,796
Double-Take Software, Inc. (a)	39,613	510,215
Informatica Corp. (a)	208,220	2,542,366
Macrovision Corp. (a)	197,266	5,574,737
Micros Systems, Inc. (a)	155,042	8,170,713
Progress Software Corp. (a)	109,533	3,059,257
Quality Systems, Inc.	99,660	3,714,328
Quest Software, Inc. (a)	200,780	2,941,427
SPSS, Inc. (a)	92,470	2,780,573
THQ, Inc. (a)	62,180	2,022,094
Transaction Systems Architects, Inc. (a)	72,496	2,361,195

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Ultimate Software Group, Inc. (a)	156,410	3,638,097
Software Total			45,622,743
INFORMATION TECHNOLOGY TOTAL			158,563,617
MATERIALS – 2.5%
Chemicals – 1.2%
	Hercules, Inc. (a)	363,840	7,025,750
Chemicals Total			7,025,750
Metals & Mining – 1.3%
	AK Steel Holding Corp. (a)	130,630	2,207,647
	Coeur d’Alene Mines Corp. (a)	855,840	4,236,408
	Stillwater Mining Co. (a)	119,240	1,489,308
Metals & Mining Total			7,933,363
MATERIALS TOTAL			14,959,113
TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 0.6%
	Iowa Telecommunications Services, Inc.	78,520	1,547,629
	Time Warner Telecom, Inc., Class A (a)	109,370	2,179,744
Diversified Telecommunication Services Total			3,727,373
Wireless Telecommunication Services – 1.1%
	Dobson Communications Corp., Class A (a)	378,140	3,293,599
	SBA Communications Corp., Class A (a)	113,257	3,114,568
Wireless Telecommunication Services Total			6,408,167
TELECOMMUNICATION SERVICES TOTAL			10,135,540

	Total Common Stocks (cost of $506,475,881)		570,326,930
Investment Company – 1.2%
	iShares Nasdaq Biotechnology Index Fund	94,260	7,329,658

	Total Investment Company (cost of $6,846,376)		7,329,658

		Par ($)
Short-Term Obligation – 3.0%
	Repurchase agreement Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 4.760%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value of $18,067,357, (repurchase proceeds $17,722,368)	17,713,000	17,713,000

	Total Short-Term Obligation (cost of $17,713,000)		17,713,000

7

Total Investments – 99.6% (cost of $531,035,257)(b)(c)	595,369,588

Other Assets & Liabilities, Net – 0.4%	2,157,935

Net Assets – 100.0%	597,527,523

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $531,035,257.

(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$78,476,502	$(14,142,171)	$64,334,331

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia International Value Master Portfolio

		Shares	Value ($)*
Common Stocks – 99.3%
CONSUMER DISCRETIONARY – 11.4%
Automobiles – 2.1%
	DaimlerChrysler AG, Registered Shares	1,620,207	100,045,262
Automobiles Total			100,045,262
Hotels, Restaurants & Leisure – 1.0%
	Compass Group PLC	8,427,100	47,730,824
Hotels, Restaurants & Leisure Total			47,730,824
Household Durables – 2.1%
	LG Electronics, Inc.	1,030,300	60,573,564
	Sony Corp.	897,900	38,493,664
Household Durables Total			99,067,228
Leisure Equipment & Products – 2.4%
	Fuji Photo Film Co., Ltd.	2,659,905	109,789,443
Leisure Equipment & Products Total			109,789,443
Media – 1.7%
	British Sky Broadcasting Group PLC	1,083,100	11,066,634
	ITV PLC	31,616,600	65,892,220
Media Total			76,958,854
Multiline Retail – 2.1%
	Marks & Spencer Group PLC, ADR	1,146,580	96,083,404
Multiline Retail Total			96,083,404
CONSUMER DISCRETIONARY TOTAL			529,675,015
CONSUMER STAPLES – 15.4%
Food & Staples Retailing – 7.3%
	Carrefour SA	824,660	49,997,137
	Carrefour SA (a)	252,730	15,322,408
	Koninklijke Ahold NV (b)	12,306,166	130,901,314
	Wm. Morrison Supermarkets PLC	27,934,165	138,890,216
Food & Staples Retailing Total			335,111,075
Food Products – 8.1%
	Nestle SA, Registered Shares	461,750	163,751,068
	Unilever NV	3,581,604	97,822,936
	Unilever PLC	4,117,875	115,095,374
Food Products Total			376,669,378
CONSUMER STAPLES TOTAL			711,780,453
FINANCIALS – 18.3%
Commercial Banks – 9.6%
	ABN AMRO Holding NV, ADR	3,413,361	109,398,220
	Banca Intesa S.p.A.	9,616,186	74,059,320

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	DBS Group Holdings Ltd., ADR (a)	4,991,000	73,516,432
	Mitsubishi UFJ Financial Group, Inc.	3,395	42,242,819
	Mitsubishi UFJ Financial Group, Inc., ADR	4,344,631	54,090,656
	Overseas Chinese Banking Corp.	11,275,400	56,477,503
	UniCredito Italiano S.p.A.	4,141,800	36,203,155
Commercial Banks Total			445,988,105
Consumer Finance – 1.5%
	Aiful Corp.	1,096,600	30,753,183
	Takefuji Corp.	979,530	38,684,110
Consumer Finance Total			69,437,293
Diversified Financial Services – 0.8%
	Jardine Matheson Holdings Ltd., ADR	1,742,900	37,298,060
Diversified Financial Services Total			37,298,060
Insurance – 6.0%
	Aegon NV	3,952,734	75,301,736
	Millea Holdings, Inc. Tokyo	1,658,800	58,305,034
	Mitsui Sumitomo Insurance Co., Ltd.	5,931,000	64,984,714
	Standard Life PLC (a)(b)	7,418,900	42,948,302
	Zurich Financial Services AG, ADR	1,382,086	36,970,800
Insurance Total			278,510,586
Thrifts & Mortgage Finance – 0.4%
	Hypo Real Estate Holding AG, ADR	253,261	15,920,037
Thrifts & Mortgage Finance Total			15,920,037
FINANCIALS TOTAL			847,154,081
HEALTH CARE – 7.2%
Pharmaceuticals – 7.2%
	Daiichi Sankyo Co., Ltd.	2,252,000	70,397,669
	GlaxoSmithKline PLC	2,631,200	69,350,482
	Ono Pharmaceutical Co., Ltd.	1,486,700	78,380,189
	Sanofi-Aventis	998,086	91,907,145
	Taisho Pharmaceutical Co., Ltd.	382,000	6,952,632
	Takeda Pharmaceutical Co., Ltd.	274,000	18,827,473
Pharmaceuticals Total			335,815,590
HEALTH CARE TOTAL			335,815,590
INDUSTRIALS – 4.7%
Aerospace & Defense – 0.8%
	Bombardier, Inc., Class B (b)	11,284,310	38,222,377
Aerospace & Defense Total			38,222,377

2

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 1.4%
Contax Participacoes SA, ADR	2,827,200	2,595,369
Dai Nippon Printing Co., Ltd.	3,974,000	61,448,429
Commercial Services & Supplies Total		64,043,798
Industrial Conglomerates – 1.5%
Tyco International Ltd.	2,367,648	71,976,499
Industrial Conglomerates Total		71,976,499
Machinery – 1.0%
Invensys PLC (a)(b)	4,725,750	25,349,211
Invensys PLC (b)	3,708,283	19,468,486
Machinery Total		44,817,697
INDUSTRIALS TOTAL		219,060,371
INFORMATION TECHNOLOGY – 12.1%
Communications Equipment – 4.8%
Alcatel-Lucent (b)	5,236,100	75,050,333
Alcatel-Lucent, ADR (b)	3,835,200	54,536,544
Nortel Networks Corp. (b)	3,510,630	93,839,140
Communications Equipment Total		223,426,017
Electronic Equipment & Instruments – 2.2%
Hitachi Ltd.	3,889,000	24,284,339
Hitachi Ltd., ADR	1,199,825	74,821,087
Electronic Equipment & Instruments Total		99,105,426
Semiconductors & Semiconductor Equipment – 5.1%
Infineon Technologies AG (b)	2,234,600	31,369,740
Infineon Technologies AG (a)(b)	1,255,700	17,627,756
Rohm Co., Ltd.	78,500	7,804,971
STMicroelectronics NV	5,541,800	102,337,111
United Microelectronics Corp.	123,579,970	76,858,106
Semiconductors & Semiconductor Equipment Total		235,997,684
INFORMATION TECHNOLOGY TOTAL		558,529,127
MATERIALS – 2.1%
Chemicals – 2.1%
Akzo Nobel NV	1,040,500	63,464,792
Akzo Nobel NV, ADR	551,500	33,569,805
Chemicals Total		97,034,597
MATERIALS TOTAL		97,034,597
TELECOMMUNICATION SERVICES – 23.4%
Diversified Telecommunication Services – 22.2%
Brasil Telecom Participacoes SA, ADR	241,760	10,320,734
BT Group PLC, ADR	1,152,030	68,995,077

3

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	Compania Anonima Nacional Telefonos de Venezuela, ADR (c)	2,878,864	56,396,946
	Deutsche Telekom AG, ADR	6,010,800	109,396,560
	Deutsche Telekom AG, Registered Shares	2,249,000	41,071,451
	France Telecom SA	2,157,812	59,425,019
	KT Corp., ADR	2,914,300	73,877,505
	Nippon Telegraph & Telephone Corp., ADR	2,571,180	63,739,552
	Portugal Telecom SGPS SA, ADR	5,584,476	72,263,119
	Swisscom AG, ADR	2,291,700	86,534,592
	Tele Norte Leste Participacoes SA, ADR	2,164,000	32,286,880
	Telecom Corp. of New Zealand Ltd., ADR	1,524,800	41,047,616
	Telecom Italia S.p.A., Savings Shares	10,039,010	25,410,862
	Telecom Italia S.p.A., ADR	1,649,181	49,689,824
	Telecomunicacoes Brasileiras SA, ADR	663,200	20,353,608
	Telefonica SA, ADR	2,382,881	151,908,664
	Telefonos de Mexico SA de CV, ADR, Class L	2,377,840	67,197,758
Diversified Telecommunication Services Total			1,029,915,767
Wireless Telecommunication Services – 1.2%
	SK Telecom Co. Ltd.,	57,077	13,630,693
	SK Telecom Co., Ltd., ADR	1,448,339	38,352,017
	Tim Participacoes SA, ADR	61,418	2,126,291
	Vivo Participacoes SA	426,216	1,747,486
Wireless Telecommunication Services Total			55,856,487
TELECOMMUNICATION SERVICES TOTAL			1,085,772,254
UTILITIES – 4.7%
Electric Utilities – 4.7%
	Centrais Electricas Brasileiras SA, ADR	7,501,787	89,758,131
	Korea Electric Power Corp., ADR	5,657,650	128,485,232
Electric Utilities Total			218,243,363
UTILITIES TOTAL			218,243,363

	Total Common Stocks (cost of $3,386,350,560)		4,603,064,851

4

		Par ($)	Value ($)
Short-Term Obligation – 0.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by a U.S. Government Agency Obligation maturing 06/15/09, with a market value of $14,355,450 (repurchase proceeds $14,076,441)	14,069,000	14,069,000

	Total Short-Term Obligation (cost of $14,069,000)		14,069,000

	Total Investments – 99.6% (cost of $3,400,419,560)(d)(e)		4,617,133,851

	Other Assets & Liabilities, Net – 0.4%		19,983,685

	Net Assets – 100.0%		4,637,117,536

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities, which are not illiquid, amounted to $201,252,765, which represents 4.3% of net assets.

(b)	Non-income producing security.

5

(c)	Investments in affiliates during the period ended December 31, 2006:
Security name: Compania Anonima Nacional Telefonos de Venezuela, ADR
Shares as of 03/31/06:	2,878,864
Shares purchased:	—
Shares sold:	—
Shares as of 12/31/06:	2,878,864
Net realized gain/loss:	$—
Dividend income earned:	$9,451,466
Value at end of period:	$56,396,946

(d)	Cost for federal income tax purposes is $3,400,419,560.

(e)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$1,394,084,600	$(177,370,309)	$1,216,714,291

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia High Income Master Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 84.6%
BASIC MATERIALS – 8.6%
Chemicals – 3.8%
Agricultural Chemicals – 1.2%
Mosaic Co.
	7.375% 12/01/14(a)	1,370,000	1,405,962
	7.625% 12/01/16(a)	1,640,000	1,699,450
Terra Capital, Inc.
	12.875% 10/15/08	8,140,000	9,076,100
			12,181,512
Chemical-Plastics – 0.7%
CPG International I, Inc.
	10.500% 07/01/13	3,125,000	3,183,594
	12.390% 07/01/12(b)	3,210,000	3,274,200
			6,457,794
Chemicals-Diversified – 1.1%
EquiStar Chemicals LP
	10.125% 09/01/08	765,000	812,813
	10.625% 05/01/11	4,635,000	4,936,275
NOVA Chemicals Corp.
	8.502% 11/15/13(b)	2,040,000	2,040,000
Phibro Animal Health Corp.
	10.000% 08/01/13(a)	3,285,000	3,408,187
			11,197,275
Chemicals-Specialty – 0.8%
EquiStar Chemicals LP
	7.550% 02/15/26	2,925,000	2,778,750
Millennium America, Inc.
	7.625% 11/15/26	3,525,000	3,216,563
Tronox Worldwide LLC/Tronox Finance Corp.
	9.500% 12/01/12	1,930,000	2,031,325
			8,026,638
Chemicals Total			37,863,219
Forest Products & Paper – 3.3%
Paper & Related Products – 3.3%
Abitibi-Consolidated, Inc.
	8.850% 08/01/30	1,645,000	1,348,900
Bowater Canada Finance
	7.950% 11/15/11	935,000	916,300
Bowater, Inc.
	9.375% 12/15/21	3,005,000	3,005,000

			Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
	9.500% 10/15/12		105,000	108,675
Georgia-Pacific Corp.
	7.000% 01/15/15(a)		6,065,000	6,049,838
	7.750% 11/15/29		2,930,000	2,922,675
	8.000% 01/15/24		4,035,000	4,095,525
	8.875% 05/15/31		7,610,000	8,047,575
Glatfelter
	7.125% 05/01/16		3,190,000	3,205,950
Smurfit Capital Funding PLC Ltd.
	7.500% 11/20/25		3,550,000	3,390,250
				33,090,688
	Forest Products & Paper Total			33,090,688
Iron/Steel – 1.3%
Steel-Specialty – 1.3%
Allegheny Ludlum Corp.
	6.950% 12/15/25		3,850,000	3,927,000
Allegheny Technologies, Inc.
	8.375% 12/15/11		5,490,000	5,874,300
UCAR Finance, Inc.
	10.250% 02/15/12		3,015,000	3,177,056
				12,978,356
	Iron/Steel Total			12,978,356
Metals & Mining – 0.2%
Recycling – 0.2%
Aleris International, Inc.
	8.125% 12/19/13		2,500,000	2,510,950
				2,510,950
	Metals & Mining Total			2,510,950
	BASIC MATERIALS TOTAL			86,443,213
COMMUNICATIONS – 14.3%
Media – 5.5%
Cable TV – 0.6%
Shaw Communications, Inc.
	7.500% 11/20/13	CAD	6,060,000	5,666,930
				5,666,930
Multimedia – 1.2%
CanWest Media, Inc.
	8.000% 09/15/12	USD	5,065,833	5,287,463

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Multimedia – (continued)
Quebecor Media, Inc.
	7.750% 03/15/16	6,885,000	7,031,306
			12,318,769
Publishing-Books – 1.0%
Houghton Mifflin Co.
	7.200% 03/15/11	4,490,000	4,534,900
Morris Publishing Group LLC
	7.000% 08/01/13	5,605,000	5,310,738
			9,845,638
Publishing-Newspapers – 0.5%
Medianews Group, Inc.
	6.875% 10/01/13	1,780,000	1,610,900
Sun Media Corp.
	7.625% 02/15/13	3,800,000	3,852,250
			5,463,150
Publishing-Periodicals – 1.1%
Dex Media East LLC
	12.125% 11/15/12	516,000	568,245
Nielsen Finance LLC
	8.125% 08/04/13	6,405,000	6,446,825
	10.000% 08/01/14(a)	1,130,000	1,224,638
Ziff Davis Media, Inc.
	11.571% 05/01/12(b)	3,090,000	2,939,362
			11,179,070
Television – 1.1%
ION Media Networks, Inc.
	8.624% 01/15/12(a)(b)	5,235,000	5,300,437
	11.624% 01/15/13(a)(b)	4,715,000	4,773,937
Videotron Ltee
	6.375% 12/15/15	665,000	650,038
			10,724,412
Media Total			55,197,969
Telecommunication Services – 8.8%
Cellular Telecommunications – 1.7%
Centennial Cellular Operating Co./Centennial Communications Corp.
	10.125% 06/15/13	1,935,000	2,084,962
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	980,000	1,032,675
	8.375% 11/01/11(a)	1,970,000	2,075,888

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
	9.875% 11/01/12	1,725,000	1,880,250
Millicom International Cellular SA
	10.000% 12/01/13	6,445,000	7,025,050
Rogers Cantel, Inc.
	9.750% 06/01/16	1,735,000	2,177,425
Rural Cellular Corp.
	9.875% 02/01/10	725,000	771,219
			17,047,469
Satellite Telecommunications – 1.6%
Inmarsat Finance II PLC
	(c) 11/15/12 (10.375% 11/15/08)	5,755,000	5,301,794
Intelsat Subsidiary Holding Co., Ltd.
	8.250% 01/15/13	4,615,000	4,684,225
	10.484% 01/15/12(b)	2,230,000	2,249,512
Loral Cyberstar, Inc.
	10.000% 07/15/06(d)(e)	1,164,000	—
PanAmSat Corp.
	9.000% 08/15/14	1,298,000	1,371,013
	9.000% 06/15/16(a)	2,380,000	2,519,825
			16,126,369
Telecommunication Equipment – 1.7%
Lucent Technologies, Inc.
	5.500% 11/15/08	4,350,000	4,306,500
	6.450% 03/15/29	9,580,000	8,837,550
	6.500% 01/15/28	920,000	848,700
Nortel Networks Ltd.
	10.750% 07/15/16(a)	3,515,000	3,844,531
			17,837,281
Telecommunication Services – 0.7%
Colo.Com, Inc.
	13.875% 03/15/10(a)(d)(e)(f)	944,357	—
GCI, Inc.
	7.250% 02/15/14	3,225,000	3,200,813
Mobifon Holdings BV
	12.500% 07/31/10	3,250,000	3,591,295
			6,792,108

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone-Integrated – 3.1%
Qwest Communications International, Inc.
	7.250% 02/15/11	5,545,000	5,669,763
Qwest Corp.
	5.625% 11/15/08	165,000	165,206
	6.950% 06/30/10(g)	6,500,000	6,638,125
	7.125% 11/15/43	2,950,000	2,832,000
	7.250% 09/15/25	1,410,000	1,448,775
	7.500% 10/01/14	2,595,000	2,750,700
	8.875% 03/15/12	1,130,000	1,258,538
	8.875% 06/01/31	10,005,000	10,430,212
			31,193,319
Telecommunication Services Total			88,996,546
COMMUNICATIONS TOTAL			144,194,515
CONSUMER CYCLICAL – 12.6%
Airlines – 2.4%
Airlines – 2.4%
Delta Air Lines, Inc.
	8.300% 12/15/29(f)	8,984,000	6,019,280
	9.250% 03/15/22(f)	715,000	473,688
	9.750% 05/15/21(f)	2,335,000	1,546,937
	10.000% 08/15/08(f)	1,945,000	1,288,562
	10.375% 02/01/11(f)	4,295,000	2,856,175
	10.375% 12/15/22(f)	2,990,000	1,980,875
Northwest Airlines, Inc.
	7.875% 03/15/08(f)	1,035,000	972,900
	8.700% 03/15/07(f)	260,000	245,700
	9.875% 03/15/07(f)	6,619,000	6,387,335
	10.000% 02/01/09(f)	3,080,000	2,910,600
			24,682,052
Airlines Total			24,682,052
Apparel – 0.4%
Textile-Apparel – 0.4%
Unifi, Inc.
	11.500% 05/15/14(a)	4,435,000	4,080,200
Apparel Total			4,080,200
Auto Parts & Equipment – 2.7%
Auto/Truck Parts & Equipment-Original – 0.9%
Collins & Aikman Products Co.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Auto/Truck Parts & Equipment-Original – (continued)
	12.875% 08/15/12(a)(f)	6,910,000	8,637
Lear Corp.
	8.500% 12/01/13(a)	1,895,000	1,838,150
	8.750% 12/01/16(a)	1,895,000	1,831,044
Tenneco Automotive, Inc.
	8.625% 11/15/14	3,145,000	3,207,900
	10.250% 07/15/13	1,970,000	2,157,150
			9,042,881
Rubber-Tires – 1.8%
Goodyear Tire & Rubber Co.
	6.375% 03/15/08	982,000	978,318
	8.140% 04/30/10(b)(g)	5,000,000	5,056,250
	11.250% 03/01/11	10,570,000	11,679,850
			17,714,418
Auto Parts & Equipment Total			26,757,299
Entertainment – 0.3%
Gambling (Non-Hotel) – 0.1%
Isle of Capri Casinos, Inc.
	9.000% 03/15/12	845,000	883,025
			883,025
Motion Pictures & Services – 0.0%
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15(d)	312,005	305,765
			305,765
Music – 0.2%
WMG Acquisition Corp.
	7.375% 04/15/14	1,485,000	1,470,150
			1,470,150
Entertainment Total			2,658,940
Leisure Time – 0.4%
Recreational Centers – 0.4%
Town Sports International, Inc.
	(c) 02/01/14 (11.000% 02/01/09)	4,200,000	3,659,250
	9.625% 04/15/11	475,000	501,719
			4,160,969
Leisure Time Total			4,160,969

		Par ($)	Value ($)*
Corporate Fixed–Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – 3.0%
Casino Hotels – 2.2%
Boyd Gaming Corp.
	7.750% 12/15/12	5,732,000	5,925,455
Caesars Entertainment, Inc.
	8.875% 09/15/08	335,000	349,238
	9.375% 02/15/07	310,000	310,775
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	1,475,000	1,532,156
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	1,885,000	2,019,306
Jacobs Entertainment, Inc.
	9.750% 06/15/14	3,955,000	4,014,325
Mandalay Resort Group
	9.500% 08/01/08	2,825,000	2,966,250
	10.250% 08/01/07	205,000	209,869
MGM Mirage
	9.750% 06/01/07	2,245,000	2,273,062
MTR Gaming Group, Inc.
	9.000% 06/01/12	2,550,000	2,613,750
			22,214,186
Gambling (Non-Hotel) – 0.3%
Mohegan Tribal Gaming Authority
	6.375% 07/15/09	3,250,000	3,250,000
			3,250,000
Hotels & Motels – 0.5%
Gaylord Entertainment Co.
	6.750% 11/15/14	1,930,000	1,915,525
	8.000% 11/15/13	3,135,000	3,252,562
			5,168,087
Lodging Total			30,632,273
Retail – 2.8%
Multilevel Direct Selling – 0.3%
Jafra Cosmetics International, Inc./Distribuidora Comerical Jaffra SA de CV
	10.750% 05/15/11	2,952,000	3,154,950
			3,154,950
Retail-Drug Stores – 1.1%
Jean Coutu Group, Inc.
	8.500% 08/01/14	8,260,000	8,311,625

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Drug Stores – (continued)
Rite Aid Corp.
	7.500% 01/15/15	2,415,000	2,390,850
			10,702,475
Retail-Miscellaneous/Diversified – 0.2%
Harry & David Holdings, Inc.
	9.000% 03/01/13	2,095,000	2,043,673
			2,043,673
Retail-Propane Distributors – 0.7%
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	6,595,000	6,883,531
			6,883,531
Retail-Toy Store – 0.5%
Toys R Us, Inc.
	7.625% 08/01/11	5,445,000	5,009,400
			5,009,400
Retail Total			27,794,029
Textiles – 0.6%
Textile-Products – 0.6%
INVISTA
	9.250% 05/01/12(a)	5,740,000	6,156,150
			6,156,150
Textiles Total			6,156,150
CONSUMER CYCLICAL TOTAL			126,921,912
CONSUMER NON-CYCLICAL – 9.5%
Agriculture – 1.0%
Tobacco – 1.0%
Reynolds American, Inc.
	7.625% 06/01/16	5,400,000	5,721,484
	7.750% 06/01/18	3,895,000	4,134,745
			9,856,229
Agriculture Total			9,856,229
Commercial Services – 2.6%
Commercial Services – 0.6%
Language Line Holdings, Inc.
	11.125% 06/15/12	3,895,000	4,050,800
Vertrue, Inc.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Commercial Services – (continued)
	9.250% 04/01/14	2,380,000	2,499,000
			6,549,800
Commercial Services-Finance – 0.0%
Cardtronics, Inc.
	9.250% 08/15/13	305,000	321,012
			321,012
Diversified Operations/Commercial Services – 0.4%
Chemed Corp.
	8.750% 02/24/11	3,565,000	3,689,775
			3,689,775
Marine Services – 0.2%
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	1,760,000	1,716,000
			1,716,000
Printing-Commercial – 0.7%
Phoenix Color Corp.
	11.000% 02/01/09	3,391,000	3,327,419
Vertis, Inc.
	9.750% 04/01/09	3,240,000	3,337,200
			6,664,619
Protection-Safety – 0.5%
Protection One Alarm Monitoring
	8.125% 01/15/09	4,690,000	4,572,750
			4,572,750
Schools – 0.2%
Knowledge Learning Corp., Inc.
	7.750% 02/01/15(a)	2,620,000	2,508,650
			2,508,650
Commercial Services Total			26,022,606
Food – 2.1%
Food-Meat Products – 0.4%
Swift & Co.
	10.125% 10/01/09	4,150,000	4,222,625
			4,222,625
Food-Miscellaneous/Diversified – 1.7%
Chiquita Brands International, Inc.
	7.500% 11/01/14	2,880,000	2,635,200
	8.875% 12/01/15	3,110,000	2,977,825

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food-Miscellaneous/Diversified – (continued)
Dean Foods Co.
	8.150% 08/01/07	7,900,000	7,998,750
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	3,285,000	3,363,019
			16,974,794
Food Total			21,197,419
Healthcare Products – 0.4%
Medical Products – 0.4%
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	3,560,000	3,675,700
			3,675,700
Healthcare Products Total			3,675,700
Healthcare Services – 2.8%
Medical Products – 1.2%
BHM Technology
	8.437% 07/21/13	4,722,424	4,539,430
Fisher Scientific International, Inc.
	6.125% 07/01/15	2,105,000	2,081,020
Talecris Biotherapeutics
	10.500% 12/06/13	1,670,000	1,676,263
	13.500% 12/06/14	3,340,000	3,344,175
			11,640,888
Medical-Hospitals – 0.8%
HCA, Inc.
	9.250% 11/15/16(a)	4,675,000	5,008,094
Triad Hospitals, Inc.
	7.000% 05/15/12	3,105,000	3,159,337
			8,167,431
Medical-Nursing Homes – 0.2%
Skilled Healthcare Group
	11.000% 01/15/14(a)	2,045,000	2,249,500
			2,249,500
Physician Practice Management – 0.6%
Ameripath, Inc.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Physician Practice Management – (continued)
	10.500% 04/01/13	5,780,000	6,256,850
			6,256,850
Healthcare Services Total			28,314,669
Household Products/Wares – 0.3%
Office Supplies & Forms – 0.3%
ACCO Brands Corp.
	7.625% 08/15/15	3,175,000	3,119,437
			3,119,437
Household Products/Wares Total			3,119,437
Pharmaceuticals – 0.3%
Medical-Drugs – 0.3%
Angiotech Pharmaceuticals, Inc.
	7.750% 04/01/14(a)	1,737,000	1,511,190
Warner Chilcott Corp.
	Series B,
	7.853% 01/18/12(b)(g)	1,182,064	1,186,922
	Series C,
	7.614% 01/18/11(b)(g)	324,535	325,869
Warner Chilcott Dovonex Delayed Draw
	7.614% 01/21/12(b)	259,740	260,389
			3,284,370
Pharmaceuticals Total			3,284,370
CONSUMER NON-CYCLICAL TOTAL			95,470,430
DIVERSIFIED – 0.3%
Holding Companies-Diversified – 0.3%
Special Purpose Aquisitions – 0.3%
ESI Tractebel Acquisition Corp.
	7.990% 12/30/11	3,166,000	3,249,199
			3,249,199
Holding Companies-Diversified Total			3,249,199
DIVERSIFIED TOTAL			3,249,199
ENERGY – 10.4%
Coal – 0.4%
Coal – 0.4%
Peabody Energy Corp.
	7.375% 11/01/16	2,900,000	3,088,500
	7.875% 11/01/26	980,000	1,053,500
			4,142,000
Coal Total			4,142,000

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Energy-Alternate Sources – 0.0%
Energy-Alternate Sources – 0.0%
Salton SEA Funding
	8.300% 05/30/11	2,621	2,769
			2,769
Energy-Alternate Sources Total			2,769
Oil & Gas – 5.3%
Oil & Gas Drilling – 0.9%
Parker Drilling Co.
	9.625% 10/01/13	5,885,000	6,451,431
Pride International, Inc.
	7.375% 07/15/14	2,485,000	2,565,763
			9,017,194
Oil Companies-Exploration & Production – 4.4%
Chaparral Energy, Inc.
	8.500% 12/01/15	5,825,000	5,795,875
Chesapeake Energy Corp.
	6.875% 11/15/20	1,885,000	1,852,012
El Paso Production Holding Co.
	7.750% 06/01/13	4,685,000	4,901,681
Forest Oil Corp.
	8.000% 12/15/11	3,350,000	3,484,000
Hilcorp Energy LP/Hilcorp Finance Co.
	9.000% 06/01/16(a)	1,760,000	1,861,200
	10.500% 09/01/10(a)	195,000	208,650
Mariner Energy, Inc.
	7.500% 04/15/13	3,755,000	3,642,350
Newfield Exploration Co.
	6.625% 04/15/16	1,805,000	1,795,975
Petroquest Energy, Inc.
	10.375% 05/15/12	865,000	910,413
Pogo Producing Co.
	6.625% 03/15/15	270,000	257,175
	6.875% 10/01/17	5,315,000	5,075,825
Stone Energy Corp.
	6.750% 12/15/14	1,665,000	1,590,075
Venoco, Inc.
	8.750% 12/15/11	2,440,000	2,409,500
Vintage Petroleum, Inc.
	8.250% 05/01/12	4,435,000	4,654,271

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Whiting Petroleum Corp.
	7.000% 02/01/14	5,620,000	5,605,950
			44,044,952
Oil & Gas Total			53,062,146
Oil & Gas Services – 0.8%
Oil Field Machinery & Equipment – 0.3%
Complete Production Services, Inc.
	8.000% 12/15/16(a)	3,265,000	3,346,625
			3,346,625
Oil-Field Services – 0.5%
Allis-Chalmers Energy, Inc.
	9.000% 01/15/14	4,395,000	4,416,975
			4,416,975
Oil & Gas Services Total			7,763,600
Pipelines – 3.9%
Pipelines – 3.9%
ANR Pipeline Co.
	7.375% 02/15/24	1,205,000	1,350,870
	8.875% 03/15/10	635,000	666,172
	9.625% 11/01/21	6,425,000	8,526,142
El Paso Corp.
	7.800% 08/01/31	1,600,000	1,748,000
El Paso Natural Gas Co.
	7.500% 11/15/26	1,750,000	1,961,323
	7.625% 08/01/10	5,240,000	5,475,800
	8.375% 06/15/32	1,860,000	2,252,348
	8.625% 01/15/22	1,880,000	2,276,844
MarkWest Energy Partners LP
	6.875% 11/01/14	1,065,000	1,027,725
	8.500% 07/15/16(a)	4,100,000	4,264,000
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	7.125% 06/15/14	1,850,000	1,898,489
Southern Natural Gas Co.
	7.350% 02/15/31	2,035,000	2,240,018
	8.000% 03/01/32	4,040,000	4,720,744

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
	8.875% 03/15/10	1,464,000	1,535,868
			39,944,343
Pipelines Total			39,944,343
ENERGY TOTAL			104,914,858
FINANCIALS – 10.9%
Banks – 0.4%
Commercial Banks-Western US – 0.4%
Fremont General Corp.
	7.875% 03/17/09	3,965,000	3,925,350
			3,925,350
Banks Total			3,925,350
Diversified Financial Services – 6.9%
Finance-Auto Loans – 3.4%
Ford Motor Credit Co.
	7.375% 10/28/09	3,595,000	3,602,658
	7.875% 06/15/10	1,095,000	1,104,095
General Motors Acceptance Corp.
	6.750% 12/01/14	10,760,000	11,051,951
	8.000% 11/01/31	16,165,000	18,558,519
			34,317,223
Finance-Investment Banker/Broker – 0.8%
LaBranche & Co., Inc.
	9.500% 05/15/09	3,440,000	3,612,000
	11.000% 05/15/12	3,910,000	4,213,025
			7,825,025
Finance-Other Services – 0.8%
AMR Real Estate
	8.125% 06/01/12	7,620,000	7,867,650
			7,867,650
Special Purpose Entity – 1.9%
Cedar Brakes LLC
	8.500% 02/15/14(a)	2,115,508	2,285,616
	9.875% 09/01/13(a)	4,681,093	5,184,545
MXEnergy Holdings, Inc.
	13.052% 08/01/11(a)(b)	2,650,000	2,570,500
Rainbow National Services LLC
	10.375% 09/01/14(a)	2,910,000	3,233,737

			Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Special Purpose Entity – (continued)
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13(a)		3,690,000	3,699,225
Vanguard Health Holding Co. LLC
	(c) 10/01/15 (11.250% 10/01/09)		2,020,000	1,555,400
	9.000% 10/01/14		455,000	460,687
				18,989,710
	Diversified Financial Services Total			68,999,608
Insurance – 1.2%
Insurance Brokers – 0.1%
Lindsey Morden Group, Inc.
	7.000% 06/16/08	CAD	910,000	674,999
				674,999
Life/Health Insurance – 0.7%
Crum & Forster Holdings Corp.
	10.375% 06/15/13	USD	6,315,000	6,835,987
				6,835,987
Multi-Line Insurance – 0.4%
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18		480,000	442,800
	7.750% 07/15/37		3,590,000	3,284,850
	8.250% 10/01/15		325,000	320,125
	8.300% 04/15/26		185,000	184,075
				4,231,850
Mutual Insurance – 0.0%
Lumbermens Mutual Casualty
	8.300% 12/01/37(a)(f)		180,000	450
	8.450% 12/01/97(a)(f)		4,600,000	11,500
	9.150% 07/01/26(a)(f)		9,865,000	24,663
				36,613
	Insurance Total			11,779,449
Real Estate – 0.7%
Real Estate Management/Services – 0.7%
LNR Property Corp.
	8.120% 07/12/09		605,000	605,756
	8.120% 07/12/11		5,465,000	5,480,958
	8.370% 07/12/09		605,000	602,356
				6,689,070
	Real Estate Total			6,689,070

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 1.7%
REITS-Health Care – 0.4%
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	4,475,000	4,508,563
			4,508,563
REITS-Hotels – 0.1%
Host Marriott LP
	6.750% 06/01/16	505,000	505,631
			505,631
REITS-Office Property – 0.6%
Crescent Real Estate Equities LP
	7.500% 09/15/07	1,550,000	1,555,813
	9.250% 04/15/09	4,470,000	4,587,337
			6,143,150
REITS-Single Tenant – 0.6%
Trustreet Properties, Inc.
	7.500% 04/01/15	5,950,000	6,426,000
			6,426,000
Real Estate Investment Trusts (REITs) Total			17,583,344
FINANCIALS TOTAL			108,976,821
INDUSTRIALS – 8.7%
Aerospace & Defense – 1.4%
Aerospace/Defense-Equipment – 1.4%
BE Aerospace, Inc.
	8.875% 05/01/11	7,360,000	7,617,600
Sequa Corp.
	8.875% 04/01/08	3,115,000	3,208,450
	9.000% 08/01/09	2,635,000	2,819,450
			13,645,500
Aerospace & Defense Total			13,645,500
Building Materials – 0.9%
Building & Construction Products-Miscellaneous – 0.6%
Dayton Superior Corp.
	10.750% 09/15/08	3,365,000	3,516,425
Panolam Industries International, Inc.
	10.750% 10/01/13(a)	2,520,000	2,652,300
			6,168,725

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
Building Products-Cement/Aggregation – 0.1%
U.S. Concrete, Inc.
	8.375% 04/01/14	1,275,000	1,246,312
			1,246,312
Building Products-Wood – 0.2%
Ainsworth Lumber Co., Ltd.
	9.367% 04/01/13(b)	2,630,000	2,090,850
			2,090,850
Building Materials Total			9,505,887
Electronics – 0.8%
Electronic Components-Miscellaneous – 0.8%
NXP BV/NXP Funding LLC
	7.875% 10/15/14(a)	3,640,000	3,762,850
	9.500% 10/15/15(a)	4,145,000	4,248,625
			8,011,475
Electronics Total			8,011,475
Environmental Control – 0.6%
Pollution Control – 0.6%
Geo Sub Corp.
	11.000% 05/15/12	5,950,000	5,741,750
Marsulex, Inc.
	9.625% 07/01/08	305,000	305,000
			6,046,750
Environmental Control Total			6,046,750
Hand / Machine Tools – 0.2%
Machine Tools & Related Products – 0.2%
Thermadyne Holdings Corp.
	9.250% 02/01/14	2,055,000	1,906,012
			1,906,012
Hand / Machine Tools Total			1,906,012
Metal Fabricate/Hardware – 0.8%
Metal Processors & Fabrication – 0.8%
Metals USA, Inc.
	11.125% 12/01/15	1,465,000	1,609,669
Mueller Group, Inc.
	10.000% 05/01/12	2,148,000	2,335,950
Neenah Foundary Co.
	9.500% 01/01/17(a)	3,690,000	3,708,450
			7,654,069
Metal Fabricate/Hardware Total			7,654,069

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – 1.2%
Diversified Manufacturing Operations – 1.2%
Clarke American Corp.
	11.750% 12/15/13	4,550,000	4,868,500
RBS Global, Inc. & Rexnord Corp.
	9.500% 08/01/14(a)	4,790,000	4,981,600
Rental Service
	8.860% 11/27/13	2,490,000	2,511,016
			12,361,116
Miscellaneous Manufacturing Total			12,361,116
Packaging & Containers – 2.2%
Containers-Metal/Glass – 1.9%
Graham Packaging
	Series C,
	9.625% 04/07/12(g)	714,286	720,179
Owens-Brockway Glass Container, Inc.
	7.750% 05/15/11	2,080,000	2,137,200
	8.750% 11/15/12	5,785,000	6,132,100
	8.875% 02/15/09	3,230,000	3,302,675
Owens-Illinois, Inc.
	8.100% 05/15/07	6,135,000	6,150,337
			18,442,491
Containers-Paper/Plastic – 0.3%
Berry Plastics Holding Corp.
	8.875% 09/15/14(a)	3,200,000	3,248,000
			3,248,000
Packaging & Containers Total			21,690,491
Transportation – 0.4%
Transportation-Marine – 0.1%
Stena AB
	9.625% 12/01/12	1,350,000	1,437,750
			1,437,750
Transportation-Railroad – 0.3%
TFM SA de CV
	12.500% 06/15/12	2,770,000	2,991,600
			2,991,600
Transportation Total			4,429,350

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Trucking & Leasing – 0.2%
Transport - Equipment & Leasing – 0.2%
Interpool, Inc.
	6.000% 09/01/14	2,590,000	2,382,800
			2,382,800
Trucking & Leasing Total			2,382,800
INDUSTRIALS TOTAL			87,633,450
TECHNOLOGY – 3.2%
Computers – 1.7%
Computer Services – 1.7%
Sungard Data Systems, Inc.
	3.750% 01/15/09	155,000	146,475
	4.875% 01/15/14	3,585,000	3,154,800
	7.875% 12/13/12(a)(b)(g)	5,850,900	5,902,798
	9.125% 08/15/13	4,235,000	4,446,750
	10.250% 08/15/15	2,740,000	2,924,950
			16,575,773
Computers Total			16,575,773
Semiconductors – 0.6%
Electronic Components-Semiconductors – 0.4%
Freescale Semiconductor, Inc.
	8.875% 12/15/14(a)	4,460,000	4,443,275
			4,443,275
Semiconductor Equipment – 0.2%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
	8.610% 12/15/11(b)	2,275,000	1,956,500
			1,956,500
Semiconductors Total			6,399,775
Software – 0.9%
Application Software – 0.5%
SS&C Technologies, Inc.
	11.750% 12/01/13	4,495,000	4,877,075
			4,877,075
Computer Software – 0.4%
Riverdeep Interactive Bridge
	11.066% 12/21/07	1,955,000	1,964,775
UGS Corp.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Software – (continued)
Computer Software – (continued)
	10.000% 06/01/12	2,155,000	2,348,950
			4,313,725
Software Total			9,190,800
TECHNOLOGY TOTAL			32,166,348
UTILITIES – 6.1%
Electric – 6.1%
Electric-Distribution – 0.7%
AES Eastern Energy LP
	9.000% 01/02/17	4,469,151	5,005,449
	9.670% 01/02/29	1,175,000	1,474,625
			6,480,074
Electric-Generation – 1.6%
AES Corp.
	9.000% 05/15/15(a)	12,000,000	12,900,000
Reliant Energy Mid-Atlantic Power Holdings LLC
	9.681% 07/02/26	2,490,000	2,963,100
			15,863,100
Electric-Integrated – 0.7%
CMS Energy Corp.
	9.875% 10/15/07	2,250,000	2,320,312
DPL, Inc.
	8.250% 03/01/07	3,645,000	3,657,692
PSEG Energy Holdings LLC
	8.625% 02/15/08	817,000	839,468
Western Resources
	7.125% 08/01/09	375,000	387,605
			7,205,077
Independent Power Producer – 3.1%
Calpine Corp.
	8.500% 07/15/10(a)(f)	23,187,000	24,752,122
	9.875% 12/01/11(a)(f)	2,640,000	2,871,000
NRG Energy, Inc.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Independent Power Producer – (continued)
	7.375% 02/01/16	3,790,000	3,808,950
			31,432,072
Electric Total			60,980,323
UTILITIES TOTAL			60,980,323

	Total Corporate Fixed-Income Bonds & Notes (cost of $812,184,804)		850,951,069
Convertible Bonds – 2.5%
COMMUNICATIONS – 2.1%
Media – 0.0%
Cable TV – 0.0%
Adelphia Communications Corp.
	6.000% 02/15/06(f)	1,125,000	675
			675
Media Total			675
Internet – 0.0%
Web Portals/ISP – 0.0%
At Home Corp.
	4.750% 12/15/06(d)(h)	3,896,787	390
			390
Internet Total			390
Telecommunication Services – 2.1%
Telecommunication Equipment – 1.3%
Lucent Technologies, Inc.
	8.000% 08/01/31	3,040,000	3,040,000
Nortel Networks Corp.
	4.250% 09/01/08	9,840,000	9,520,200
			12,560,200
Telecom Equipment-Fiber Optics – 0.8%
Ciena Corp.
	3.750% 02/01/08	8,335,000	8,064,112
			8,064,112
Telecommunication Services Total			20,624,312
COMMUNICATIONS TOTAL			20,625,377
CONSUMER CYCLICAL – 0.2%
Airlines – 0.2%
Airlines – 0.2%
Delta Air Lines, Inc.

		Par ($)	Value ($)
Convertible Bonds – (continued)
CONSUMER CYCLICAL – (continued)
Airlines – (continued)
Airlines – (continued)
	8.000% 06/03/23(a)(f)	2,885,000	1,918,525
			1,918,525
Airlines Total			1,918,525
CONSUMER CYCLICAL TOTAL			1,918,525
FINANCIALS – 0.2%
Insurance – 0.2%
Life/Health Insurance – 0.2%
Conseco, Inc.
	(c) 09/30/35(a) (3.500% 09/30/10)	2,290,000	2,261,375
			2,261,375
Insurance Total			2,261,375
FINANCIALS TOTAL			2,261,375
	Total Convertible Bonds (cost of $24,997,618)		24,805,277

		Shares
Preferred Stocks – 2.1%
COMMUNICATIONS – 0.3%
Media – 0.2%
Publishing-Periodicals – 0.0%
	Ziff Davis Holdings, Inc. 10.00% (i)	328	32,800
			32,800
Multimedia – 0.2%
	Haights Cross Communications, Inc. (i)	67,100	2,751,100
			2,751,100
Media Total			2,783,900

		Shares	Value ($)
Preferred Stocks – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 0.1%
Wireless Equipment – 0.1%
	Loral Skynet Corp. 12.00%, PIK (i)	2,950	607,700
			607,700
Telecommunication Services Total			607,700
COMMUNICATIONS TOTAL			3,391,600
FINANCIALS – 1.2%
Real Estate Investment Trusts (REITs) – 1.2%
REITS-Diversified – 1.2%
	Sovereign Real Estate Investment Corp. 12.00% (a)	7,796,000	12,122,780
			12,122,780
Real Estate Investment Trusts (REITs) Total			12,122,780
FINANCIALS TOTAL			12,122,780
TECHNOLOGY – 0.6%
Software – 0.6%
	Quadramed Corp. 5.50% (a)(i)	246,600	6,041,700
Software Total			6,041,700
TECHNOLOGY TOTAL			6,041,700
	Total Preferred Stocks (cost of $19,885,021)		21,556,080
Common Stocks – 0.7%
COMMUNICATIONS – 0.3%
Internet – 0.2%
	Globix Corp. (i)	584,094	2,540,809
Internet Total			2,540,809
Telecommunication Services – 0.1%
	Loral Space & Communications Ltd. (i)	15,720	640,118

			Shares	Value ($)
Common Stocks – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
	Remote Dynamics, Inc. (i)		7,934	25
	Telecommunication Services Total			640,143
	COMMUNICATIONS TOTAL			3,180,952
INDUSTRIALS – 0.0%
Industrial Conglomerates – 0.0%
	Ainsworth Lumber Co., Ltd. (i) CAD		34,800	283,497
	Industrial Conglomerates Total			283,497
	INDUSTRIALS TOTAL			283,497
TECHNOLOGY – 0.2%
Software – 0.2%
	Quadramed Corp. (i) USD		593,654	1,638,485
	Software Total			1,638,485
	TECHNOLOGY TOTAL			1,638,485
UTILITIES – 0.2%
Gas Utilities – 0.2%
	Star Gas Partners LP (i)	538,348	1,894,985
	Gas Utilities Total			1,894,985
	UTILITIES TOTAL			1,894,985

	Total Common Stocks (cost of $2,732,290)			6,997,919

			Units
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Media – 0.0%
Multimedia – 0.0%
Haights Cross Communications, Inc.	Expires 12/10/11(d)(e)(i)		43	—
	Preferred Warrants, Expires 10/12/11(d)(i)		52,175	522
				522
Publishing-Periodicals – 0.0%
Ziff Davis Media, Inc., Series E	Expires 08/12/12(i)		78,048	781
				781
	Media Total			1,303
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(a)(d)(e)(i)		180	—
				—

		Units	Value ($)
Warrants – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – 0.0%
Colo.Com, Inc.	Expires 03/15/10(a)(d)(e)(i)	1,145	—
			—
	Telecommunication Services Total		—
	COMMUNICATIONS TOTAL		1,303

	Total Warrants (cost of $35,276)		1,303

		Par ($)
Convertible Preferred Stock – 0.0%
COMMUNICATIONS – 0.0%
Internet – 0.0%
	Internet Total		352,363
	COMMUNICATIONS TOTAL		352,363

	Total Convertible Preferred Stock (cost of $233,289)		352,363
Short-Term Obligation – 8.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by U.S Government Agency Obligations with various maturity dates up to 01/19/16, market value of $85,132,619 (repurchase proceeds $83,509,315)	83,461,000	83,461,000

	Total Short-Term Obligation (cost of $83,461,000)		83,461,000

Total Investments – 98.2% (cost of $943,529,298)(j)(k)	988,125,011

Other Assets & Liabilities, Net – 1.8%	18,264,336

Net Assets – 100.0%	1,006,389,347

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities, which are not illiquid except for the following, amounted to $183,551,881, which represents 18.2% of net assets.

Security	Acquisition Date	Par/Shares/Units	Acquisition Cost	Market Value

Quadramed Corp., Preferred Stocks	06/21/05	246,600	$348,000	$6,041,700
Sovereign Real Estate Investment Corp., Preferred Stocks	07/27/05	7,796,000	365	12,122,780
UbiquiTel, Inc., Warrants: Expires 04/15/10	04/11/00	180	9,575	—
				$18,164,480

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2006.

(c)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Security has no value.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At December 31, 2006, the value of these securities amounted to $54,269,624, which represents 5.3% of net assets.

(g)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At December 31, 2006, the value of these securities amounted to 19,830,143, which represents 2.0% of net assets.

Security	Acquisition Date	Par/Shares/Units	Acquisition Cost	Market Value

Goodyear Tire & Rubber Co. 8.140% 04/30/10	04/01/05	$5,000,000	$5,000,000	$5,056,250
Sungard Data Systems, Inc. 7.875% 12/13/12	07/28/05	5,850,900	5,940,000	5,902,798
Qwest Corp. 6.950% 06/30/10	06/05/03	6,500,000	6,500,000	6,638,125
Graham Packaging, Inc. 9.625% 04/07/12	10/01/04	714,286	1,000,000	720,179
Warner Chilcott Corp: 7.852% 01/18/12	01/19/05	1,182,064	1,364,776	1,186,922
7.860% 01/18/11	01/19/05	324,535	549,938	325,869
				$19,830,143

(h)	The issuer is in default of certain debt covenants. Income is not being accrued. At December 31, 2006, the value of this security represents less than 0.1% of net assets.

(i)	Non-income producing security.

(j)	Cost for federal income tax purposes is $943,529,298.

(k)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$64,010,810	$(19,415,097)	$44,595,713

At December 31, 2006, the following forward foreign currency contracts were outstanding

Description	Local currency	Value of contract when opened (local currency)	Value of contract when opened (US dollars)	Market value of contract (US dollars)	Unrealized Appreciation
Contracts to Buy
Expiring January 04, 2006	EUR	4,139,310	$5,285,278	$5,465,179	$179,901
Total unrealized appreciation					$179,901

Description	Local currency	Value of contract when opened (local currency)	Value of contract when opened (US dollars)	Market value of contract (US dollars)	Unrealized Depreciation
Contracts to Sell
Expiring January 04, 2006	EUR	4,139,310	$5,295,668	$5,465,180	$(169,512)
Total unrealized depreciation					$(169,512)

Acronym	Name
CAD	Canadian Dollar
EUR	Euro Currency
PIK	Payment-In-Kind
USD	United States Dollar

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 27, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 27, 2007